Schedule of Segment Reporting Information, by Segment (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013	Aug. 31, 2012
Segmented Information Schedule Of Segment Reporting Information, By Segment 1		$ 0
Segmented Information Schedule Of Segment Reporting Information, By Segment 2		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 3		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 4		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 5		(56,781)
Segmented Information Schedule Of Segment Reporting Information, By Segment 6		(526,932)
Segmented Information Schedule Of Segment Reporting Information, By Segment 7		(147,191)
Segmented Information Schedule Of Segment Reporting Information, By Segment 8		(730,904)
Segmented Information Schedule Of Segment Reporting Information, By Segment 9		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 10		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 11		54,469
Segmented Information Schedule Of Segment Reporting Information, By Segment 12		54,469
Segmented Information Schedule Of Segment Reporting Information, By Segment 1			0
Segmented Information Schedule Of Segment Reporting Information, By Segment 2			0
Segmented Information Schedule Of Segment Reporting Information, By Segment 3			0
Segmented Information Schedule Of Segment Reporting Information, By Segment 4			0
Segmented Information Schedule Of Segment Reporting Information, By Segment 5			(203,044)
Segmented Information Schedule Of Segment Reporting Information, By Segment 6			(179,375)
Segmented Information Schedule Of Segment Reporting Information, By Segment 7			(627,316)
Segmented Information Schedule Of Segment Reporting Information, By Segment 8			(1,009,735)
Segmented Information Schedule Of Segment Reporting Information, By Segment 9			100,697
Segmented Information Schedule Of Segment Reporting Information, By Segment 10			293,255
Segmented Information Schedule Of Segment Reporting Information, By Segment 11			87,235
Segmented Information Schedule Of Segment Reporting Information, By Segment 12			481,187
Segmented Information Schedule Of Segment Reporting Information, By Segment 1	0
Segmented Information Schedule Of Segment Reporting Information, By Segment 2	0
Segmented Information Schedule Of Segment Reporting Information, By Segment 3	0
Segmented Information Schedule Of Segment Reporting Information, By Segment 4	0
Segmented Information Schedule Of Segment Reporting Information, By Segment 5	(8,982)
Segmented Information Schedule Of Segment Reporting Information, By Segment 6	(463,251)
Segmented Information Schedule Of Segment Reporting Information, By Segment 7	(472,213)
Segmented Information Schedule Of Segment Reporting Information, By Segment 8	1
Segmented Information Schedule Of Segment Reporting Information, By Segment 9	4,000
Segmented Information Schedule Of Segment Reporting Information, By Segment 10	4,107,628
Segmented Information Schedule Of Segment Reporting Information, By Segment 11	1,070,822
Segmented Information Schedule Of Segment Reporting Information, By Segment 12	$ 5,182,450